Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
General and Administrative Expenses
Defined Contribution Plan Disclosure [Line Items]
Expenses related to discretionary matching contributions	$ 0.1	$ 0.3	$ 0.6	$ 0.8